OPTIONS AND WARRANTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Repurchase Agreement Counterparty [Line Items]
Total stock-based compensation expense	$ 717,168	$ 54,589	$ 1,289,899	$ 1,930,353
Employees [Member] | Equity Option [Member]
Repurchase Agreement Counterparty [Line Items]
Total stock-based compensation expense	298,105	54,589	831,267	1,331,459
Employees [Member] | Stock Grants [Member]
Repurchase Agreement Counterparty [Line Items]
Total stock-based compensation expense	0	0	0	0
Non-Employees [Member] | Equity Option [Member]
Repurchase Agreement Counterparty [Line Items]
Total stock-based compensation expense	0	0	0	0
Non-Employees [Member] | Stock Grants [Member]
Repurchase Agreement Counterparty [Line Items]
Total stock-based compensation expense	0	0	0	0
Non-Employees [Member] | Warrant [Member]
Repurchase Agreement Counterparty [Line Items]
Total stock-based compensation expense	$ 419,063	$ 0	$ 458,632	$ 598,894